Costs Associated With Restructuring Activities - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	$ 6,341,000	$ 7,056,000
Total restructuring costs incurred to date		20,500,000
Expected restructuring and related costs		0
Restructuring
Restructuring Cost and Reserve [Line Items]
Total restructuring costs incurred to date		13,400,000
Leasehold Improvements and Fixtures
Restructuring Cost and Reserve [Line Items]
Total restructuring costs incurred to date		$ 3,500,000
Other Relocation Costs
Restructuring Cost and Reserve [Line Items]
Total restructuring costs incurred to date	$ 3,600,000